Subsequent Events (Details Narrative) - USD ($)			6 Months Ended
	Oct. 02, 2022	Sep. 06, 2022	Jan. 31, 2023	Dec. 26, 2022
Subsequent Event [Line Items]
Restructuring plan description	45%, or 17 employees
Minimum [Member] | Restructuring Plan [Member]
Subsequent Event [Line Items]
Changes in restructuring plan			$ 200,000
Maximum [Member] | Restructuring Plan [Member]
Subsequent Event [Line Items]
Changes in restructuring plan			$ 650,000
Board of Directors Chairman [Member] | Cash Bonuses Award [Member]
Subsequent Event [Line Items]
Cash bonuses				$ 50,000
Board of Directors Chairman [Member] | Retention Awards Certain [Member]
Subsequent Event [Line Items]
Retention bonuses				$ 300,000
Restructuring Plan [Member] | Minimum [Member]
Subsequent Event [Line Items]
Restructuring charges	$ 750,000
Restructuring Plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Restructuring charges	$ 800,000
Restructuring Plan [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Restructuring plan percentage	45.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Lease renew term		3 years
Rental payments		$ 300,000